Costs and Expenses by Nature (Details) - Schedule of impairment of accounts receivable - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Impairment of Accounts Receivable [Abstract]
Trade accounts receivables	S/ 54,766	S/ 1,061	S/ 19,772
Other accounts receivable	119,299	1,177	12,318
Accounts receivable from related parties and joint operators	42	7,184	129
Total	S/ 174,107	S/ 9,422	S/ 32,219